Capital - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed		8,600,000	11,900,000
Potential repurchase of common shares		1,000,000,000
Other financial liabilities | $		$ 507	$ 812
Redemption price of shares | $ / shares				$ 25
Return of capital transaction | $	$ 2,000
Cash distribution to shareholders | $ / shares	$ 4.67
Description of Reverse Stock Split	at a ratio of 1 pre-consolidated share for 0.963957 post-consolidated shares.
Additional Potential Repurchase Of Common Shares		2,000,000,000
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized		6,000,000	6,000,000
Dividend payable rate percentage		70.00%
Ordinary shares [member]
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed	15,800,000
Return of capital transaction | $		$ 2,047
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities | $		$ 400	$ 718
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares		10,000,000